Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Intangible Assets [Line Items]
Schedule of Detailed Information About Intangible Assets

Intangible assets of the Group correspond to acquired software, capitalized expenses related to internally generated software and acquired merchant agreements, and are stated at cost less accumulated amortization.

	2024			2023
At January 1,	Internally generated software	Acquired intangible assets	Total	Internally generated software	Acquired intangible assets	Total
Cost	40,446	39,901	80,347	23,752	39,335	63,087
Accumulated amortization	(16,683)	(5,777)	(22,460)	(7,973)	(3,671)	(11,644)
Opening book value as of January 1	23,763	34,124	57,887	15,779	35,664	51,443
Additions (i)	19,809	1,133	20,942	16,694	566	17,260
Amortization of the year	(13,413)	(2,098)	(15,511)	(8,710)	(2,106)	(10,816)
Total as of December 31	30,159	33,159	63,318	23,763	34,124	57,887
Cost	60,255	41,034	101,289	40,446	39,901	80,347
Accumulated amortization	(30,096)	(7,875)	(37,971)	(16,683)	(5,777)	(22,460)

(i)
The additions of the year include USD 19,809 related to capitalized salaries and wages (USD 16,694 as of December 31, 2023).